Royalty advances (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Opening balance	$ 40,263,439	$ 33,350,939
Additions	14,474,288	21,130,420
Recoupments	(13,155,647)	(14,217,920)
Closing balance	$ 41,582,080	$ 40,263,439